SCHEDULE OF RESEARCH AND DEVELOPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development [Abstract]
Payroll and related expenses	$ 8,778	$ 7,556	$ 5,922
Subcontracted work and consulting	1,523	1,751	1,534
Share-based payments to service provider	57	118	67
Rent and office maintenance	1,068	810	671
Travel expenses	141	44	54
Other	362	309	415
Less participation in grants	(395)	(351)
Sales of prototypes		(67)	(100)
Research and development total	$ 11,534	$ 10,170	$ 8,563